Quarterly Report
March 31, 2024
MFS®  Global
Governments Portfolio
MFS® Variable Insurance Trust II
WGS-Q1

Portfolio of Investments
3/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 96.5%
Foreign Bonds – 61.3%
Australia – 3.2%
Commonwealth of Australia, 1.5%, 6/21/2031	AUD	1,200,000	$668,121
Commonwealth of Australia, 1.75%, 11/21/2032		2,000,000	1,096,523
Commonwealth of Australia, 3.25%, 6/21/2039		1,845,000	1,076,637
			$2,841,281
Belgium – 0.6%
Kingdom of Belgium, 3.5%, 6/22/2055 (n)	EUR	500,000	$552,317
Brazil – 2.4%
Federative Republic of Brazil, 10%, 1/01/2027	BRL	6,000,000	$1,191,059
Federative Republic of Brazil, 10%, 1/01/2029		4,800,000	935,430
			$2,126,489
Canada – 0.6%
OMERS Finance Trust Anleihen, 5.5%, 11/15/2033 (n)		$250,000	$262,390
Province of Alberta, 4.5%, 1/24/2034		250,000	246,895
			$509,285
Czech Republic – 1.0%
Czech Republic, 2.5%, 8/25/2028	CZK	22,000,000	$891,571
Finland – 0.5%
Republic of Finland, 2.95%, 4/15/2055 (n)	EUR	400,000	$429,718
France – 2.3%
Republic of France, 2.5%, 5/25/2030 (n)	EUR	670,000	$717,534
Republic of France, 3%, 5/25/2033 (n)		1,100,000	1,208,927
Republic of France, 1.25%, 5/25/2038 (n)		200,000	171,623
			$2,098,084
Germany – 5.6%
Federal Republic of Germany, 0.5%, 2/15/2028	EUR	5,025,000	$5,049,889
Greece – 1.4%
Hellenic Republic (Republic of Greece), 3.375%, 6/15/2034	EUR	1,185,000	$1,278,054
Iceland – 0.5%
Republic of Iceland, 2.5%, 4/15/2024	ISK	60,000,000	$427,362
India – 0.7%
Republic of India, 7.18%, 8/14/2033	INR	55,000,000	$662,541
Italy – 12.9%
European Financial Stability Facility, 3%, 9/04/2034	EUR	1,840,000	$2,015,662
Republic of Italy, 4.1%, 2/01/2029		5,980,000	6,712,744
Republic of Italy, 4.2%, 3/01/2034		1,000,000	1,129,556
Republic of Italy, 4.15%, 10/01/2039 (n)		850,000	932,654
Republic of Italy, 4.45%, 9/01/2043 (n)		670,000	756,951
			$11,547,567
Japan – 11.5%
Government of Japan, 2.1%, 12/20/2027	JPY	400,000,000	$2,821,958
Government of Japan, 1.5%, 6/20/2034		220,000,000	1,557,992
Government of Japan, 0.4%, 9/20/2040		613,500,000	3,528,334
Government of Japan, 1.5%, 12/20/2044		97,000,000	639,112
Government of Japan, 0.6%, 9/20/2050		268,000,000	1,355,385

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
Japan – continued
Government of Japan, 0.9%, 3/20/2057	JPY	81,000,000	$414,856
			$10,317,637
Luxembourg – 0.6%
European Union, 2.625%, 2/04/2048	EUR	515,000	$505,850
Mexico – 2.4%
United Mexican States, 8.5%, 5/31/2029	MXN	10,000,000	$581,870
United Mexican States, 7.75%, 5/29/2031		9,000,000	497,432
United Mexican States, 7.5%, 5/26/2033		20,400,000	1,092,172
			$2,171,474
Romania – 0.1%
Republic of Romania, 6.375%, 1/30/2034 (n)		$100,000	$101,294
Spain – 4.3%
Kingdom of Spain, 3.8%, 4/30/2024	EUR	1,000,000	$1,078,526
Kingdom of Spain, 3.25%, 4/30/2034		1,000,000	1,087,459
Kingdom of Spain, 4.7%, 7/30/2041		615,000	763,701
Kingdom of Spain, 4%, 10/31/2054		798,000	893,104
			$3,822,790
Supranational – 0.6%
European Investment Bank, 3%, 2/15/2039	EUR	500,000	$540,025
United Kingdom – 9.7%
United Kingdom Treasury, 4.5%, 6/07/2028	GBP	2,790,000	$3,598,164
United Kingdom Treasury, 0.375%, 10/22/2030		2,800,000	2,845,590
United Kingdom Treasury, 0.875%, 7/31/2033		695,000	671,589
United Kingdom Treasury, 1.75%, 9/07/2037		792,000	756,515
United Kingdom Treasury, 3.75%, 7/22/2052		249,000	281,580
United Kingdom Treasury, 4%, 1/22/2060		275,000	325,063
United Kingdom Treasury, 3.5%, 7/22/2068		165,000	176,249
			$8,654,750
Uruguay – 0.4%
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	15,991,000	$405,824
Total Foreign Bonds			$54,933,802
U.S. Bonds – 35.2%
Asset-Backed & Securitized – 0.4%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.015%, 11/15/2054 (i)		$1,022,888	$48,215
AmeriCredit Automobile Receivables Trust, 2024-1, “A”, 5.61%, 1/12/2027 (n)		98,042	98,018
Arbor Multi-Family Mortgage Securities Trust, 2021-MF3, “XA”, 0.738%, 10/15/2054 (i)(n)		3,157,755	116,110
SBNA Auto Lease Trust, 2024-A, “A2”, 5.45%, 1/20/2026 (n)		115,000	114,851
			$377,194
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029		$158,000	$143,324
Industrial – 0.0%
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025		$42,000	$40,151
Mortgage-Backed – 1.6%
Freddie Mac, 5.954%, 8/25/2029		$713,632	$714,277
Freddie Mac, 5.994%, 9/25/2029		263,998	264,330
Freddie Mac, 1.379%, 6/25/2030 (i)		1,390,355	93,078
Freddie Mac, 1.169%, 9/25/2030 (i)		329,805	20,825
Freddie Mac, 0.536%, 9/25/2031 (i)		2,295,212	75,111

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.855%, 9/25/2031 (i)	$706,831	$36,112
Freddie Mac, 0.349%, 11/25/2031 (i)	3,422,551	76,866
Freddie Mac, 0.498%, 12/25/2031 (i)	3,444,413	106,646
Freddie Mac, 0.568%, 12/25/2031 (i)	568,544	20,128
		$1,407,373
Municipals – 0.3%
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.682%, 7/01/2027	$100,000	$93,649
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.497%, 6/01/2024	80,000	79,376
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.647%, 6/01/2025	65,000	61,955
		$234,980
U.S. Government Agencies and Equivalents – 0.2%
Small Business Administration, 4.57%, 6/01/2025	$532	$528
Small Business Administration, 5.09%, 10/01/2025	492	486
Small Business Administration, 5.21%, 1/01/2026	7,456	7,357
Small Business Administration, 2.22%, 3/01/2033	155,494	140,704
		$149,075
U.S. Treasury Obligations – 32.6%
U.S. Treasury Bonds, 3.125%, 8/31/2029	$3,215,000	$3,043,701
U.S. Treasury Bonds, 3.5%, 2/15/2033	2,745,000	2,599,708
U.S. Treasury Bonds, 4.5%, 8/15/2039 (f)	3,856,400	3,951,153
U.S. Treasury Bonds, 2.75%, 11/15/2042	2,646,000	2,071,012
U.S. Treasury Bonds, 2.5%, 2/15/2045	1,160,000	848,205
U.S. Treasury Bonds, 3%, 2/15/2049	2,570,000	2,003,696
U.S. Treasury Bonds, 4.125%, 8/15/2053	1,835,000	1,763,607
U.S. Treasury Notes, 0.75%, 3/31/2026	1,330,000	1,232,328
U.S. Treasury Notes, 2.375%, 5/15/2027	3,710,000	3,491,168
U.S. Treasury Notes, 2.875%, 8/15/2028 (f)	7,010,000	6,619,521
U.S. Treasury Notes, 0.625%, 8/15/2030	1,940,000	1,553,591
		$29,177,690
Total U.S. Bonds		$31,529,787
Total Bonds		$86,463,589
Investment Companies (h) – 3.6%
Money Market Funds – 3.6%
MFS Institutional Money Market Portfolio, 5.38% (v)	3,200,197	$3,200,837

Other Assets, Less Liabilities – (0.1)%		(116,403)
Net Assets – 100.0%		$89,548,023
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,200,837 and $86,463,589, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $5,462,387, representing 6.1% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal

Portfolio of Investments (unaudited) – continued
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
INR	Indian Rupee
ISK	Iceland Krona
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
TWD	Taiwan Dollar
UYU	Uruguayan Peso
Derivative Contracts at 3/31/24
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
BRL	681,245	USD	135,129	Goldman Sachs International	5/03/2024	$280
EUR	724,783	USD	782,117	HSBC Bank	4/19/2024	313
GBP	662,232	USD	833,063	UBS AG	4/19/2024	2,845
KRW	2,788,174,875	USD	2,073,362	Citibank N.A.	6/28/2024	7,459
MXN	202,577	USD	11,771	State Street Bank Corp.	4/19/2024	382
USD	306,149	AUD	463,658	HSBC Bank	4/19/2024	3,869
USD	1,561,782	AUD	2,364,208	Morgan Stanley Capital Services, Inc.	4/19/2024	20,446
USD	1,377,386	BRL	6,845,813	Barclays Bank PLC	5/03/2024	16,664
USD	553,435	BRL	2,768,502	Goldman Sachs International	5/21/2024	3,968
USD	2,095,745	CAD	2,824,166	State Street Bank Corp.	4/19/2024	10,249
USD	620,925	CZK	13,997,278	BNP Paribas S.A.	4/19/2024	24,205
USD	434,937	CZK	10,008,525	Brown Brothers Harriman	4/19/2024	8,262
USD	482,742	CZK	11,169,381	Deutsche Bank AG	4/19/2024	6,579
USD	759,047	CZK	17,107,784	Merrill Lynch International	4/19/2024	29,723
USD	4,748,650	EUR	4,385,932	Brown Brothers Harriman	4/19/2024	13,877
USD	1,403,199	EUR	1,278,744	Deutsche Bank AG	4/19/2024	22,748
USD	434,031	EUR	398,336	HSBC Bank	4/19/2024	4,013
USD	88,953	EUR	81,577	JPMorgan Chase Bank N.A.	4/19/2024	888
USD	539,899	EUR	499,690	Morgan Stanley Capital Services, Inc.	4/19/2024	466
USD	3,025,903	EUR	2,782,530	UBS AG	4/19/2024	22,062
USD	311,842	GBP	246,489	BNP Paribas S.A.	4/19/2024	709
USD	1,704,620	GBP	1,349,319	Morgan Stanley Capital Services, Inc.	4/19/2024	1,430
USD	1,547,234	GBP	1,217,364	State Street Bank Corp.	4/19/2024	10,604
USD	223,021	JPY	32,554,067	Brown Brothers Harriman	4/19/2024	7,414
USD	399,560	JPY	59,650,278	JPMorgan Chase Bank N.A.	4/19/2024	4,494
USD	1,489,554	JPY	219,414,643	Morgan Stanley Capital Services, Inc.	4/19/2024	36,362
USD	1,174,665	JPY	171,531,150	State Street Bank Corp.	4/19/2024	38,607
USD	275,491	JPY	39,984,121	UBS AG	4/19/2024	10,675
USD	2,094,293	KRW	2,785,095,597	JPMorgan Chase Bank N.A.	4/26/2024	22,749
USD	449,116	NZD	729,128	HSBC Bank	4/19/2024	13,492
USD	658,865	NZD	1,080,268	Morgan Stanley Capital Services, Inc.	4/19/2024	13,448
USD	223,273	SEK	2,278,447	Brown Brothers Harriman	4/19/2024	10,278

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
USD	936	TWD	29,000	Goldman Sachs International	4/25/2024	$27
						$369,587
Liability Derivatives
AUD	27,057	USD	17,883	Citibank N.A.	4/19/2024	$(243)
CAD	59,977	USD	44,769	BNP Paribas S.A.	4/19/2024	(480)
CAD	1,742,884	USD	1,296,189	JPMorgan Chase Bank N.A.	4/19/2024	(9,162)
CAD	2,001,786	USD	1,484,992	State Street Bank Corp.	4/19/2024	(6,780)
CAD	786,325	USD	587,817	UBS AG	4/19/2024	(7,158)
DKK	1,485,214	USD	217,638	State Street Bank Corp.	4/19/2024	(2,649)
EUR	775,801	USD	844,335	Barclays Bank PLC	4/19/2024	(6,830)
EUR	608,961	USD	663,071	HSBC Bank	4/19/2024	(5,675)
EUR	820,076	USD	890,562	JPMorgan Chase Bank N.A.	4/19/2024	(5,260)
EUR	498,258	USD	542,694	State Street Bank Corp.	4/19/2024	(4,806)
EUR	1,645,252	USD	1,788,924	UBS AG	4/19/2024	(12,816)
GBP	77,420	USD	98,168	Brown Brothers Harriman	4/19/2024	(445)
GBP	212,941	USD	271,750	Deutsche Bank AG	4/19/2024	(2,962)
JPY	118,530,885	USD	814,582	Brown Brothers Harriman	4/19/2024	(29,548)
JPY	1,093,653,893	USD	7,525,372	HSBC Bank	4/19/2024	(282,061)
JPY	46,342,088	USD	319,554	JPMorgan Chase Bank N.A.	4/19/2024	(12,629)
JPY	78,067,125	USD	531,472	Morgan Stanley Capital Services, Inc.	4/19/2024	(14,430)
KRW	531,158,833	USD	407,256	Barclays Bank PLC	4/04/2024	(12,666)
KRW	2,257,016,042	USD	1,699,714	Citibank N.A.	4/04/2024	(23,012)
NOK	9,651,141	USD	928,285	Brown Brothers Harriman	4/19/2024	(38,945)
NOK	4,638,965	USD	446,672	State Street Bank Corp.	4/19/2024	(19,197)
NZD	728,972	USD	447,305	Goldman Sachs International	4/19/2024	(11,774)
NZD	1,085,437	USD	671,046	State Street Bank Corp.	4/19/2024	(22,540)
SEK	3,727,537	USD	364,379	State Street Bank Corp.	4/19/2024	(15,919)
USD	658,782	AUD	1,013,808	HSBC Bank	4/19/2024	(2,167)
USD	441,740	EUR	411,108	Brown Brothers Harriman	4/19/2024	(2,066)
USD	356,176	EUR	331,019	HSBC Bank	4/19/2024	(1,171)
USD	860,364	EUR	797,793	UBS AG	4/19/2024	(882)
USD	662,790	GBP	525,960	Morgan Stanley Capital Services, Inc.	4/19/2024	(1,108)
USD	2,064,275	KRW	2,788,174,875	Citibank N.A.	4/04/2024	(7,017)
USD	1,463,283	MXN	25,546,576	Barclays Bank PLC	4/19/2024	(69,355)
USD	235,166	MXN	4,062,271	Deutsche Bank AG	4/19/2024	(8,545)
						$(640,298)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Euro-Bobl 5 yr	Long	EUR	10	$1,275,740	June - 2024	$4,940
Liability Derivatives
Interest Rate Futures
Euro-Bund 10 yr	Short	EUR	14	$2,014,558	June - 2024	$(11,564)
Euro-Buxl 30 yr	Short	EUR	5	732,539	June - 2024	(13,604)
Euro-Schatz 2 yr	Long	EUR	27	3,078,930	June - 2024	(60)

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
Interest Rate Futures − continued
U.S. Treasury Note 2 yr	Long	USD	11	$2,249,328	June - 2024	$(1,110)
						$(26,338)
						$(26,338)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation/ (Depreciation)	Net Unamortized Upfront Payments/ (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
3/19/30	NOK	22,000,000	centrally cleared	3.860%/Annually	6M NIBOR/Semi-Annually	$13,948	$6,068	$20,016
Liability Derivatives
Interest Rate Swaps
3/19/30	SEK	21,000,000	centrally cleared	3M STIBOR/Quarterly	2.655%/Annually	$(11,134)	$(4,475)	$(15,609)
3/19/30	SEK	21,000,000	centrally cleared	3M STIBOR/Quarterly	2.500%/Annually	(4,957)	3,058	(1,899)
3/19/30	NOK	22,000,000	centrally cleared	3.630%/Annually	6M NIBOR/Semi-Annually	7,662	(7,874)	(212)
						$(8,429)	$(9,291)	$(17,720)
At March 31, 2024, the fund had cash collateral of $6,000 and other liquid securities with an aggregate value of $166,376 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of March 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$29,326,764	$—	$29,326,764
Non - U.S. Sovereign Debt	—	54,424,518	—	54,424,518
Municipal Bonds	—	234,980	—	234,980
U.S. Corporate Bonds	—	183,475	—	183,475
Residential Mortgage-Backed Securities	—	1,407,373	—	1,407,373
Commercial Mortgage-Backed Securities	—	164,325	—	164,325
Asset-Backed Securities (including CDOs)	—	212,869	—	212,869
Foreign Bonds	—	509,285	—	509,285
Mutual Funds	3,200,837	—	—	3,200,837
Total	$3,200,837	$86,463,589	$—	$89,664,426
Other Financial Instruments
Futures Contracts – Assets	$4,940	$—	$—	$4,940
Futures Contracts – Liabilities	(26,338)	—	—	(26,338)
Forward Foreign Currency Exchange Contracts – Assets	—	369,587	—	369,587
Forward Foreign Currency Exchange Contracts – Liabilities	—	(640,298)	—	(640,298)
Swap Agreements – Assets	—	20,016	—	20,016
Swap Agreements – Liabilities	—	(17,720)	—	(17,720)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$6,218,386	$18,791,856	$21,808,217	$(1,111)	$(77)	$3,200,837
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$64,409	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2024, are as follows:
United States	36.1%
Japan	11.6%
Italy	10.7%
United Kingdom	9.7%
Germany	7.4%
Norway	4.5%
Spain	4.3%
Supranational	3.5%
Sweden	(4.4)%
Other Countries	16.6%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.